(Narratives)(Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
U.S. federal statutory tax rate	35.00%	35.00%	35.00%
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ 1,000,000	$ 1,400,000
Accumulated net earning	154,562,000	146,199,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	800,000	900,000	300,000
Gross deferred tax assets	24,100,000	23,900,000
Gross deferred tax liabilities	71,400,000	54,300,000
Uncertain tax positions	848,000	979,000	376,000	251,000
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,100,000
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	6,300,000
Accumulated net earning	$ 15,500,000